December 31,2002

Berger Institutional
Products Trust
Annual Report

[BERGER FUNDS LOGO]

BERGER IPT-GROWTH FUND

                              IMPORTANT INFORMATION

On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("Berger"),announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC ("Janus Capital"). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc.("JCG") - is now responsible for the strategic direction of its investment management subsidiaries, including Berger. Berger is now 86% owned by Janus Capital and it is anticipated that Berger will be dissolved.

In connection with the reorganization of Berger, the Berger IPT Funds' Independent Trustees have approved, subject to shareholder approval, the reorganization of the following Berger IPT Fund into a comparable Janus fund:

CURRENT FUND                         PROPOSED ACQUIRING FUND

Berger IPT - Growth Fund             Janus Aspen Growth Portfolio

It is anticipated that shareholders will be receiving materials about the proposed reorganizations in January and that a shareholders meeting will be held in March 2003. Your insurance company will generally be passing these materials on to you as a variable contract owner with allocations in the Fund and requesting your vote on these matters.

Also in connection with the reorganization of Berger and effective on December 16, 2002, the Berger IPT Funds' Independent Trustees named Janus Capital interim investment adviser to Berger IPT-Growth Fund pursuant to an Interim Advisory Agreement. Shareholders of the Fund will be asked to ratify the Interim Advisory Agreement at the March 2003 shareholders meeting.

Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206, serves as interim investment adviser to certain Berger Funds. It also serves as investment adviser to the Janus Funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

Blaine P. Rollins assumed responsibility for managing Berger IPT-Growth Fund in December 2002. Mr. Rollins is Portfolio Manager of various Janus accounts. Mr. Rollins joined Janus Capital in 1990.

You may continue to direct any inquiries you may have regarding your Berger IPT Fund to your insurance company.

This report reflects the financial position of the Fund at December 31,2002 and the results of operations and changes in its net assets for the periods indicated.

                                                         Berger IPT-Growth Funds

TABLE OF CONTENTS
================================================================================

BERGER IPT-GROWTH FUND

Portfolio Manager Commentary ............................................    4

Schedule of Investments .................................................    5

FINANCIAL STATEMENTS AND NOTES

Statement of Assets and Liabilities .....................................    8

Statement of Operations .................................................    9

Statements of Changes in Net Assets .....................................   10

Notes to Financial Statements ...........................................   11

FINANCIAL HIGHLIGHTS ....................................................   14

REPORT OF INDEPENDENT ACCOUNTANTS .......................................   15

FUND TRUSTEES AND OFFICERS (UNAUDITED) ..................................   16

Shares of the Fund are not offered directly to the public but are sold only in connection with investments in variable annuity and variable life insurance contracts issued by life insurance companies, as well as to certain qualified retirement plans.

This material must be preceded or accompanied by a prospectus for Berger Funds that contains more complete information including risks, fees and expenses. Please read it carefully before you invest. Berger Distributors LLC (2/03)

                      Berger IPT - Growth Fund o December 31, 2002 Annual Report

4

BERGER IPT-              Ticker Symbol                                     BGROX
GROWTH FUND              PORTFOLIO MANAGER COMMENTARY       BLAINE P. ROLINS,CFA
================================================================================

Effective December 16, 2002, Blaine P. Rollins assumed portfolio management responsibilities for the Berger IPT-Growth Fund. Market Conditions

Market Conditions

U.S. stocks remained locked in the grip of one of the worst bear markets on record - a market that is nearly as long and ugly as the 1929-1932 bear market. Late in 2001, the market rallied on news of an improving economy. However, the bears returned early in 2002 as the Enron debacle and other corporate scandals and bankruptcies triggered a new crisis of investor confidence. The climate continued to deteriorate as tensions in the Middle East, prospects of war with Iraq, and concerns about a possible slump back into recession undermined what little confidence remained. By year-end, the bear market left nowhere for stocks to hide. Value and growth stocks, small and large stocks, and stocks in virtually every sector succumbed to the malaise.

Fund Performance

The Berger IPT-Growth Fund (the "Fund") declined 39.65% for the year ended December 31, 2002, compared to the 28.03% decline posted by its benchmark, the Russell 3000 Growth Index.(1) These results are very disappointing. The effort we made over the year to lower the Fund's risk profile did not meaningfully improve the Fund's relative performance, and we remain unsatisfied. In general, the Fund's underperformance is attributable more to declines in specific Fund holdings than to the Fund's sector weightings.

By mid-year 2002, many technology companies, including some in the Fund's portfolio, had announced surprising weakness in their businesses and little hope for improvement in the foreseeable future, which resulted in significant declines in their stock prices. Enterprise software vendors VeriSign and Advent Software hurt performance when their stock prices collapsed in the wake of negative earnings news and diminished outlooks. Both stocks were sold, but, regrettably, not before they had damaged Fund performance.

Fund performance was also negatively impacted by some financial services holdings. Concord EFS, which has a great track record of consistent growth, experienced a significant stock price decline when the company lowered earnings estimates for 2002 and 2003. As one of the Fund's larger holdings, that decline significantly dragged down performance and our sell discipline required us to eliminate it from our portfolio during the third quarter. We continue to believe the company's long-term outlook is bright, however, and we reinitiated a position in the stock during the fourth quarter. Concerns about deteriorating credit quality and slowing growth drove Americredit Corp. down. We sold our position immediately following the company's announcement that it would seek additional equity capital, but again, not before the stock hurt overall performance.

The Fund's single biggest disappointment was Tyco International, which was a large position going into 2002. The stock began to decline in the wake of the Enron debacle due to allegations of improper accounting and a relatively large debt load. Because of the company's long record of success and its positive cash flow, we continued to hold our position. However, after Tyco's CEO was indicted for tax evasion, raising serious management and corporate governance issues, the position was sold.

The Fund's largest sector, healthcare, had a down year. Investments in biotechnology and pharmaceuticals companies declined in the face of a tougher regulatory environment, disappointing product news and uncertainties about future growth. Celgene, Medarex and Johnson & Johnson suffered significant price drops during the year. We maintained an overweighted position in healthcare, but decreased positions in the biotech and pharmaceuticals industries over the year and increased holdings in services with new positions such as drug distributor AmerisourceBergen Corp., which were better performers.

Results were mixed in the consumer sector. Thanks to strong operating trends, the Fund's holdings in education services, including Education Management and Corinthian Colleges, and in restaurants, including P.F. Chang's China Bistro and Brinker International, contributed positively to performance. Positive results in the retail segment were tougher to come by. The Fund's positions in Bed, Bath & Beyond and PETsMART did well, for example, but Best Buy did not.

(1)The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indexes. The Index is unmanaged and includes reinvestment of dividends and capital gains, but does not reflect management fees, trading costs and other expenses. Investors cannot actually make investments in the Index.

Opinions and forecasts regarding sectors, industries, companies and/or themes are subject to change at any time based on market conditions and should not be construed as a recommendation of any specific security. Portfolio holdings and composition are subject to change.

Past performance is no guarantee of future results. Investment returns and principal value will fluctuate, and you may have a gain or loss when you sell shares. Performance information provided in this report does not reflect the deduction of taxes shareholders may pay on Fund distributions or the redemption of Fund shares. Due to market volatility, the Fund's current performance may be lower than the figures shown. Please visit our web site at www.berger.com for more current performance information.

Berger IPT - Growth Fund o December 31, 2002 Annual Report

                                                          Berger IPT-Growth Fund

PERFORMANCE OVERVIEW

================================================================================
BERGER IPT-GROWTH FUND --

GROWTH OF $10,000

[GRAPH]


Berger IPT-Growth Fund        $ 6,887

Russell 3000 Growth Index     $11,668

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002


One Year                      (39.65)%

Five Year                     (10.24)%

Life of Fund (5/1/96)          (5.44)%


SCHEDULE OF INVESTMENTS


                                                               December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCK (92.65%)
Aerospace/Defense (1.04%)
    675      Lockheed Martin Corp.                                    $   38,981
--------------------------------------------------------------------------------

Aerospace/Defense Equipment (0.53%)
   815      Precision Castparts Corp.                                     19,764
--------------------------------------------------------------------------------

Auto/Truck - Original Equipment (0.75%)
    882      Gentex Corp.*                                                27,906
--------------------------------------------------------------------------------

Banks - Money Center (1.95%)
  3,050      Bank of New York Co., Inc.                                    7,078
--------------------------------------------------------------------------------

Banks - Northeast (1.43%)
  2,646      Staten Islands BanCorp., Inc.                                53,290
--------------------------------------------------------------------------------

Banks - West/Southwest (0.92%)
    729      East West Bancorp, Inc.                                      26,302
    187      UCBH Holdings, Inc.                                           7,938
--------------------------------------------------------------------------------
                                                                          34,240
--------------------------------------------------------------------------------
Building - Mobile/Manufactured/RV (1.29%)
    786      Thor Industries, Inc.                                        27,062
    537      Winnebago Industries, Inc.                                   21,066
--------------------------------------------------------------------------------
                                                                          48,128
--------------------------------------------------------------------------------
Building - Residential/Commercial (0.70%)
     80      NVR, Inc.*                                                   26,040
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                               December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCK (92.65%) - CONTINUED
Commercial Services - Schools (2.40%)

    767      Apollo Group, Inc. - Class A*                            $   33,748
  1,275      ITT Educational Services, Inc.*                              30,026
    449      Strayer Education, Inc.                                      25,818
--------------------------------------------------------------------------------
                                                                          89,592
--------------------------------------------------------------------------------

Commercial Services - Security/Safety (0.71%)
  1,391      Kroll, Inc.*                                                 26,540
--------------------------------------------------------------------------------

Computer - Manufacturers (2.13%)
  2,979      Dell Computer Corp.*                                         79,658
--------------------------------------------------------------------------------


Computer - Networking (3.02%)
  8,620      Cisco Systems, Inc.*                                        112,922
--------------------------------------------------------------------------------

Computer - Peripheral Equipment (0.36%)
    223      Lexmark International, Inc.*                                 13,492

--------------------------------------------------------------------------------

Computer Software - Desktop (4.71%)
  3,403      Microsoft Corp.*                                            175,935
--------------------------------------------------------------------------------

Computer Software - Educational/Entertainment (1.02%)
    770      Electronic Arts, Inc.*                                       38,323
--------------------------------------------------------------------------------

Computer Software - Finance (0.81%)
    643      Intuit, Inc*                                                 30,170
--------------------------------------------------------------------------------

                      Berger IPT - Growth Fund o December 31, 2002 Annual Report

6

                                                        Berger IPT - Growth Fund

BERGER IPT-
GROWTH FUND
================================================================================

SCHEDULE OF INVESTMENTS



                                                               December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCK (92.65%) - CONTINUED
Containers (1.08%)
             790       Ball Corp.                                     $   40,440
--------------------------------------------------------------------------------

Diversified Operations (6.49%)
           5,950       AOL Time Warner, Inc.*                             77,945
           6,436       General Electric Co.                              156,717
             210       SPX Corp.*                                          7,864
--------------------------------------------------------------------------------
                                                                         242,526
--------------------------------------------------------------------------------

Electrical - Control Instruments (0.67%)
             681       Roper Industries, Inc.                             24,925
--------------------------------------------------------------------------------

Electronics - Semiconductor Manufacturing (3.88%)
           2,790       Linear Technology Corp.                            71,759
           2,220       Maxim Integrated Products, Inc.                    73,349
--------------------------------------------------------------------------------
                                                                         145,108
--------------------------------------------------------------------------------

Finance - Investment Brokers (2.07%)
           7,115       Schwab (Charles) Corp.                             77,198
--------------------------------------------------------------------------------

Finance - Mortgage & Related Services (5.48%)
           1,898       Fannie Mae                                        122,098
           1,401       Freddie Mac                                        82,729
--------------------------------------------------------------------------------
                                                                         204,827
--------------------------------------------------------------------------------

Financial Services - Miscellaneous (1.04%)
           2,475       Concord EFS, Inc.*                                 38,956
--------------------------------------------------------------------------------

Food - Miscellaneous Preparation (1.59%)
             965       Unilever N.V. - NY Shares                          59,550
--------------------------------------------------------------------------------

Household/Office Furniture (0.64%)
           1,006       La-Z-Boy, Inc.                                     24,124
--------------------------------------------------------------------------------

Insurance - Brokers (1.21%)
             739       Brown & Brown, Inc.                                23,885
             518       Hilb, Rogal & Hamilton Co.                         21,186
--------------------------------------------------------------------------------
                                                                          45,071
--------------------------------------------------------------------------------

Insurance - Property/Casualty/Title (3.17%)
             925       MGIC Investment Corp.                              38,202
             780       PartnerRe Ltd.                                     40,420
           1,005       W.R. Berkley Corp.                                 39,808
                                                                         118,430
--------------------------------------------------------------------------------

Internet - E*Commerce (0.89%)
             491       eBay, Inc.*                                        33,300

--------------------------------------------------------------------------------

Leisure - Gaming/Equipment (0.97%)
             480       International Game Technology*                     36,442
--------------------------------------------------------------------------------

Leisure - Products (0.90%)
             728       Harley-Davidson, Inc.                              33,634
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                               December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCK (92.65%) - CONTINUED
Media - Newspapers (1.07%)
              705      The McClatchy Co. - Class A                   $    39,995
--------------------------------------------------------------------------------

Media - Radio/TV (0.98%)
            1,495      Univision Communications, Inc. -
                       Class A*                                           36,627
--------------------------------------------------------------------------------

Medical - Drug/Diversified (4.27%)
            2,971      Johnson & Johnson                                 159,572
--------------------------------------------------------------------------------

Medical - Ethical Drugs (5.63%)
              391      Forest Laboratories, Inc.*                         38,404
            5,626      Pfizer, Inc.                                      171,987
--------------------------------------------------------------------------------
                                                                         210,391
--------------------------------------------------------------------------------

Medical - Generic Drugs (0.71%)
              406      Barr Laboratories, Inc.*                           26,427
--------------------------------------------------------------------------------

Medical - Health Maintenance Organizations (0.81%)
              231      UnitedHealth Group, Inc.                           19,289
              157      Wellpoint Health Networks, Inc.*                   11,172
--------------------------------------------------------------------------------
                                                                          30,461
--------------------------------------------------------------------------------

Medical - Outpatient/Home Care (1.13%)
            1,892      Apria Healthcare Group, Inc.*                      42,078
--------------------------------------------------------------------------------

Medical - Products (2.54%)
              825      Biosite, Inc.*                                     28,067
              779      St. Jude Medical, Inc.*                            30,942
              535      Stryker Corp.                                      35,909
--------------------------------------------------------------------------------
                                                                          94,918
--------------------------------------------------------------------------------

Medical - Wholesale Drugs/Supplies (1.48%)
               80      AmerisourceBergen Corp.                             4,345
            2,191      Priority Healthcare Corp. - Class B*               50,831
--------------------------------------------------------------------------------
                                                                          55,176
--------------------------------------------------------------------------------

Medical/Dental - Services (1.46%)
            2,215      Covance, Inc.*                                     54,467
--------------------------------------------------------------------------------

Medical/Dental - Supplies (0.56%)
              475      Patterson Dental Co.*                              20,777
--------------------------------------------------------------------------------

Oil & Gas - U.S. Exploration & Production (0.84%)
              992      Patina Oil & Gas Corp.                             31,397
--------------------------------------------------------------------------------

Pollution Control - Services (1.24%)
            1,430      Stericycle, Inc.*                                  46,302
--------------------------------------------------------------------------------

Retail - Department Stores (0.40%)
              265      Kohls Corp.*                                       14,827
--------------------------------------------------------------------------------

Retail - Discount & Variety (0.25%)
              360      Fred's, Inc.                                        9,252
--------------------------------------------------------------------------------

Berger IPT - Growth Fund o December 31, 2002 Annual Report

                                                          Berger IPT-Growth Fund

================================================================================
SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                                               December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCK (92.65%) - CONTINUED
Retail - Major Discount Chains (4.48%)
            3,317    Wal-Mart Stores, Inc.                           $   167,542

--------------------------------------------------------------------------------

Retail - Miscellaneous/Diversified (1.07%)
            1,536    Regis Corp.                                          39,921
--------------------------------------------------------------------------------

Retail - Restaurants (1.43%)
              707    P.F. Chang's China Bistro, Inc.*                     25,664
            1,364    Starbucks Corp.*                                     27,798

--------------------------------------------------------------------------------
                                                                          53,462
--------------------------------------------------------------------------------

Retail - Super/Mini Markets (0.77%)
              543    Whole Foods Market, Inc.*                            28,632
--------------------------------------------------------------------------------

Retail/Wholesale - Food (0.72%)
              796    Performance Food Group Co.*                          27,031
--------------------------------------------------------------------------------

Retail/Wholesale - Office Supplies (1.01%)
            2,054    Staples, Inc.*                                       37,588
--------------------------------------------------------------------------------

Shoes & Related Apparel (0.85%)
            1,080    Reebok International Ltd.*                           31,752
--------------------------------------------------------------------------------

Soap & Cleaning Preparations (2.01%)
              875    Procter & Gamble Co.                                 75,197
--------------------------------------------------------------------------------

Tobacco (1.36%)
            1,252    Philip Morris Cos., Inc.                             50,744
--------------------------------------------------------------------------------

Transportation - Truck (0.67%)
              429    Landstar System, Inc.*                               25,036
--------------------------------------------------------------------------------

Utility - Gas Distribution (1.06%)
              935    Kinder Morgan, Inc.                                  39,522
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Common Stock
(Cost $3,627,728)                                                      3,461,684
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                               December 31, 2002
--------------------------------------------------------------------------------
Par Value                                                                  Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.35%)
            $200,000    FHLB Discount Note;
                        0.75%, 01/02/03                             $    199,996
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
(Cost $199,996)                                                          199,996

--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (4.20%)
            $157,000    State Street Repurchase Agreement;
                        0.80%, 01/02/03#                                 157,000

--------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $157,000)                                                          157,000

--------------------------------------------------------------------------------
Total Investments (Cost $3,984,724) (102.20%)                          3,818,680
Total Other Assets, Less Liabilities (-2.20%)                            (82,299)
--------------------------------------------------------------------------------
Net Assets (100.00%)                                                $  3,736,381

* Non-income producing security

# - The repurchase agreement is fully collateralized by FHLB Agency Note with a value of $163,000.

FHLB - Federal Home Loan Bank.

See notes to financial statements.

                      Berger IPT - Growth Fund o December 31, 2002 Annual Report

8

                                                          Berger IPT-Growth Fund

FINANCIAL STATEMENTS

================================================================================

STATEMENT OF ASSETS AND LIABILITIES


================================================================================

                                                               December 31, 2002
--------------------------------------------------------------------------------

ASSETS
Investments, at cost                                               $  3,984,724
-------------------------------------------------------------------------------
Investments, at value                                              $  3,818,680
Cash                                                                        540
Receivables
  Fund shares sold                                                        1,053
  Dividends                                                               2,676
  Due from Adviser                                                        4,182
-------------------------------------------------------------------------------
    Total Assets                                                      3,827,131
-------------------------------------------------------------------------------
LIABILITIES
Payables
  Investment securities purchased                                        65,815
  Fund shares redeemed                                                    8,812
Accrued investment advisory fees                                          2,526
Accrued custodian and accounting fees                                     1,624
Accrued transfer agent fees                                                 233
Accrued audit fees                                                       11,740
-------------------------------------------------------------------------------
    Total Liabilities                                                    90,750
-------------------------------------------------------------------------------
Net Assets Applicable to Shares Outstanding                        $  3,736,381
-------------------------------------------------------------------------------
Components of Net Assets
Capital (par value and paid in surplus)                            $11,785, 005
Undistributed net investment income                                        --
Accumulated net realized loss on securities
and foreign currency transactions                                    (7,882,580)
Net unrealized depreciation on securities and
foreign currency transactions                                          (166,044)
-------------------------------------------------------------------------------
                                                                   $  3,736,381
-------------------------------------------------------------------------------
Shares Outstanding (par value $0.01, unlimited
shares authorized)                                                      598,799
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share           $       6.24
-------------------------------------------------------------------------------

See notes to financial statements.


Berger IPT - Growth Fund o December 31, 2002 Annual Report

                                                  Financial Statements and Notes

FINANCIAL STATEMENTS

================================================================================

STATEMENT OF OPERATIONS


                                                                      Year Ended
                                                               December 31, 2002
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (net of foreign tax withholding of $175)                $    25,137
  Interest                                                                5,300
-------------------------------------------------------------------------------
     Total Income                                                        30,437
-------------------------------------------------------------------------------
EXPENSES
  Investment advisory fees                                               42,180
  Accounting fees                                                         1,429
  Custodian fees                                                         14,194
  Transfer agent fees                                                       262
  Registration fees                                                         148
  Audit and tax fees                                                     15,462
  Legal fees                                                                130
  Trustees' fees and expenses                                               477
  Shareholder reporting fees                                              2,104
  Interest expense                                                          117
  Other expenses                                                            211
-------------------------------------------------------------------------------
     Gross Expenses                                                      76,714
     Less fees waived and/or reimbursed by Adviser                      (20,596)
     Less brokerage credits                                                (279)
     Less earnings credits                                                  (18)
-------------------------------------------------------------------------------
     Net Expenses                                                        55,821
-------------------------------------------------------------------------------
     Net Investment Loss                                                (25,384)
-------------------------------------------------------------------------------
Net Realized and Unrealized Loss on
  Securities and Foreign Currency Transactions
Net realized loss on securities
  and foreign currency transactions                                  (2,413,349)
Net change in unrealized depreciation on
  securities and foreign currency transactions                         (528,704)
-------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Securities
  and Foreign Currency Transactions                                  (2,942,053)
-------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                $(2,967,437)
-------------------------------------------------------------------------------

See notes to financial statements.

                      Berger IPT - Growth Fund o December 31, 2002 Annual Report

10

FINANCIAL STATEMENTS

================================================================================

STATEMENT OF CHANGES IN NET ASSETS


                                                      Years Ended December 31,
                                                         2002         2001
--------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss                                 $    (25,384)   $    (41,681)
Net realized loss on securities and
  foreign currency transactions                       (2,413,349)     (5,089,117)
Net change in unrealized appreciation
  (depreciation) on securities
  and foreign currency transactions                     (528,704)      1,249,953
--------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting
  from Operations                                     (2,967,437)     (3,880,845)
--------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                828,644       3,247,765
Payments for shares redeemed                          (2,560,603)     (2,661,575)
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  Derived from Fund Share Transactions                (1,731,959)        586,190
--------------------------------------------------------------------------------
Net Decrease in Net Assets                            (4,699,396)     (3,294,655)
NET ASSETS
Beginning of period                                    8,435,777      11,730,432
End of period                                       $  3,736,381    $  8,435,777
--------------------------------------------------------------------------------
Accumulated net investment loss                     $         --    $         --
--------------------------------------------------------------------------------
TRANSACTIONS IN FUND SHARES
Shares sold                                               99,730         275,126
Shares redeemed                                         (316,772)       (225,174)
--------------------------------------------------------------------------------
Net Increase (Decrease) in Shares                       (217,042)         49,952
Shares outstanding, beginning of
period                                                   815,841         765,889
--------------------------------------------------------------------------------
Shares outstanding, end of period                        598,799         815,841
--------------------------------------------------------------------------------

See notes to financial statements.

Berger IPT - Growth Fund o December 31, 2002 Annual Report

                                                  Financial Statements and Notes

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

================================================================================

1. Organization and Significant Accounting Policies

Organization

Berger IPT-Growth Fund (the "Fund") is a series of the Berger Institutional Products Trust (the "Trust"), a Delaware business trust, established on October 17, 1995. The Trust is organized as a diversified open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund, Berger IPT-Large Cap Growth Fund, Berger IPT-Small Company Growth Fund and Berger IPT-International Fund (collectively the "Funds") are the only portfolios established under the Trust.

The Trust is registered under the Investment Company Act of 1940 and its shares are registered under the Securities Act of 1933. Shares of each Fund are fully paid and non-assessable when issued. All shares issued by a particular Fund participate equally in dividends and other distributions by that Fund. The Trust's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies and to qualified plans.

On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("Berger"), the Fund's investment adviser, announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC ("Janus Capital"). This transaction was effective on December 31, 2002. As a result, Berger will be consolidated into Janus Capital and Berger will cease to exist.

In connection with the anticipated reorganization of Berger and effective on December 16, 2002, the Fund's trustees named Janus Capital as interim investment adviser to the Fund pursuant to an Interim Advisory Agreement. Shareholders of the Fund will be asked to ratify the Interim Advisory Agreement at a shareholders' meeting scheduled for March 2003. Also in connection with the anticipated reorganization of Berger, the Funds' trustees approved, subject to shareholder approval, the reorganization of the Berger IPT-Growth Fund into the Janus Aspen Growth Portfolio.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices of foreign securities are converted into U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the Fund's net asset value are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Calculation of Net Asset Value

The Fund's per share calculation of net asset value is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding.

Federal Income Tax Status

It is the Fund's intention to comply with the provisions of subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income, if any, to shareholders. Therefore, no income tax provision is required.


                      Berger IPT - Growth Fund o December 31, 2002 Annual Report

12

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

================================================================================


Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

Common Expenses

Certain expenses, which are not directly allocable to a specific Fund, are allocated pro rata to the Funds.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Agreements

Until December 16, 2002, Berger served as the investment adviser to the Fund. As compensation for its services to the Fund, Berger received an investment advisory fee according to the following annual rates of average daily net assets: .75% of the first $500 million; .70% of the next $500 million; and .65% over $1 billion. Such fee was accrued daily and paid monthly. Berger agreed to waive its advisory fee and reimburse expenses to the Fund to the extent that normal operating expenses in any fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceeded 1.00% of the average daily net assets of the Fund.

In conjunction with the Interim Advisory Agreement that was effective on December 16, 2002, Janus Capital now serves as investment adviser to the Fund. As such, Janus Capital now receives an investment advisory fee according to terms equivalent to the previous agreement with Berger, including any applicable reductions due to advisory fee waivers or expense reimbursements to the extent that normal operating expenses in any fiscal year exceed 1.00% of the average daily net assets of the Fund. Any such fees will be placed in escrow until such time as shareholders have ratified the Interim Advisory Agreement.

The Fund has entered into an administrative services agreement with Berger. Berger continues to provide these administrative services to the Fund at no cost.

The Trust, on behalf of the Fund, has entered into a custody, recordkeeping and pricing agreement with State Street Bank and Trust Company ("State Street"). The custody, recordkeeping and pricing agreement provides for the monthly payment of a fee computed as a percentage of average daily net assets on a total relationship basis with other Berger Funds. State Street's fees for custody, recordkeeping and pricing are subject to reduction by credits earned by the Fund, based on the cash balances of the Fund held by State Street as custodian. Such reductions are included in Earnings Credits on the Statement of Operations.

DST Systems, Inc. ("DST"), an affiliate of Berger through a degree of common ownership by Janus Capital, provides shareholder accounting services to the Fund. DST Securities, Inc. ("DSTS"), a wholly-owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. The Fund receives an amount equal to 75% of the brokerage commissions paid to DSTS as credits against transfer agent fees and expenses. Such credits, if any, are included with other credits received from transactions effected through agreements with unaffiliated broker-dealers as Brokerage Credits on the Statement of Operations. Brokerage commissions paid, credits received and fees paid to DST for shareholder accounting services for the year ended December 31, 2002, were as follows:

                 Commissions            Credit            Fees
--------------------------------------------------------------------------------
Fund                $--                  $--              $262

Certain officers and/or directors of Berger are also officers and/or trustees of the Trust. Trustees who are not affiliated with Berger are compensated for their services by the Funds. Such fees are allocated among the entire Berger Funds complex. For the period ended December 31, 2002, such trustees' fees and expenses totaled $477 for the Fund.

Berger IPT - Growth Fund o December 31, 2002 Annual Report

                                                  Financial Statements and Notes

================================================================================

The Trust adopted a trustee fee deferral plan (the "Plan") which allows the non-affiliated trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees are invested in various funds advised by Berger until distribution in accordance with the Plan.

3. Investment Transactions

Purchases and Sales Purchases and sales proceeds of investment securities (excluding short-term securities) were $11,249,985 and $12,531,305, respectively, for the year ended December 31, 2002.

There were no purchases or sales of long-term U.S. government securities during the period.

Repurchase Agreements

Repurchase agreements held by the Fund are fully collateralized by U.S. government or government agency securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value.

4. Federal Income Taxes

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Dividends received by shareholders of the Fund, which are derived from foreign source income, and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses and foreign currency transactions. Accordingly, these permanent differences have been reclassified to paid-in-capital.

The tax components of capital represent distribution requirements the Fund must satisfy and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years.

                           TAX COMPONENTS OF CAPITAL

--------------------------------------------------------------------------------
Federal Tax Cost of Securities                                      $ 4,027,186
Tax appreciation                                                        114,262
Tax depreciation                                                       (322,768)
  Net tax appr./(depr.)                                                (208,506)
Undist. ordinary income                                                      --
Accumulated capital losses                                           (7,807,180)
Post-October loss deferral                                              (32,938)
Cumulative effect of other timing differences                                --
--------------------------------------------------------------------------------

The primary difference between book and tax appreciation/depreciation is due to wash sale loss deferrals. Accumulated capital losses represent net capital loss carryovers, which may be used to offset future realized capital gains for federal income tax purposes, and expire in 2008, 2009 and 2010. During the year ended December 31, 2002, the Fund elected to defer the post-October 31 net capital and/or currency losses, above, to the year ended December 31, 2003.

5. Line of Credit

The Fund is party to an ongoing agreement with State Street that allows Berger Funds, collectively, to borrow up to $100 million for temporary or emergency purposes. Interest, based on the Federal Funds Rate plus a spread, is charged to the specific party that executes the borrowing. In addition, the unsecured line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. The Fund had no line of credit borrowings outstanding at December 31, 2002.

                      Berger IPT - Growth Fund o December 31, 2002 Annual Report

14


FINANCIAL HIGHLIGHTS

================================================================================

BERGER IPT-GROWTH FUND

For a Share Outstanding Throughout the Period



                                                                            Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                 2002              2001               2000               1999           1998
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                                $      10.34     $        15.32     $        19.22     $        12.89    $      11.11
--------------------------------------------------------------------------------------------------------------------------------
From investment operations

   Net investment income (loss)                      --                 --              (0.00)(2)            --             0.02
   Net realized and unrealized gains
       (losses) from investments and
       foreign currency transactions              (4.10)             (4.98)             (3.37)             6.33             1.79
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  (4.10)             (4.98)             (3.37)             6.33             1.81
--------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
   Dividends (from net
     investment income)                              --                 --                 --             (0.00)(2)        (0.02)
   Distributions (from
     capital gains)                                  --                 --              (0.53)               --            (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                    --                 --              (0.53)               --            (0.03)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $       6.24     $        10.34     $        15.32     $       19.22     $      12.89
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                     (39.65)%           (32.51)%           (17.51)%           49.13%           16.29%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net assets, end of period               $  3,736,381     $    8,435,777     $   11,730,432     $   6,665,664     $  3,710,109
   Net expense ratio to average
     net assets(1)                                 1.00%              1.00%              1.00%             1.00%            1.00%
   Ratio of net investment
       income (loss) to average
       net assets                                 (0.45)%            (0.46)%            (0.48)%           (0.05)%           0.29%
   Gross expense ratio to average
     net assets                                    1.37%              1.08%              1.30%             2.19%            2.88%
   Portfolio turnover rate                          211%               144%                80%              231%             258%

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(2) Amount represents less than $0.01 per share.

See notes to financial statements.


Berger IPT - Growth Fund o December 31, 2002 Annual Report

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To the Board of Trustees and Shareholders of Berger Institutional Products Trust

In our opinion, the accompanying statement of assets and liabilities,including the schedule of investments,and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Berger IPT - Growth Fund (one of the portfolios constituting Berger Institutional Products Trust, hereafter referred to as the "Fund") at December 31,2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Denver, Colorado
January 31, 2003

                      Berger IPT - Growth Fund o December 31, 2002 Annual Report

16

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

The Fund is supervised by a board of trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian. The trustees do not serve for a specified term of office; however, they have adopted a retirement age of 75 years. The following table provides information about each of the trustees and officers of the Trust.


                      POSITION(S)                                                       NUMBER OF
                      HELD WITH THE                                                     FUNDS IN FUND
NAME,ADDRESS          TRUST AND                                                         COMPLEX              OTHER
AND DATE OF           LENGTH OF                                                         OVERSEEN BY          DIRECTORSHIPS
BIRTH                 TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS  TRUSTEE              HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES

----------------------------------------------------------------------------------------------------------------------------------

Michael Owen          Chairman of the    Dean of Zayed University (since September            17               N/A
210 University        Board              2000). Formerly self-employed as a
Blvd.                                    financial and management consultant, and
Suite 800             (34 years)         in real estate development (from June 1999
Denver, CO 80206                         to September 2000). Dean (from 1993 to June
                                         1999), and a member of the Finance faculty
DOB: 1937                                (from 1989 to 1993), of the College of
                                         Business, Montana State University.
                                         Formerly, Chairman and Chief Executive
                                         Officer of Royal Gold, Inc. (mining) (1976
                                         to 1989).

----------------------------------------------------------------------------------------------------------------------------------

Dennis E. Baldwin     Trustee            President, Baldwin Financial Counseling              17               N/A
210 University        (11 years)         (since July 1991). Formerly, Vice President
Blvd.                                    and Denver Office Manager of Merrill
Suite 800                                Lynch Capital Markets (1978 to 1990).
Denver, CO 80206

DOB: 1928

---------------------------------------------------------------------------------------------------------------------------------

Katherine A.          Vice Chair of      General Partner/Managing Principal (since            17               N/A
Cattanach             the Board          September 1987), Sovereign Financial
210 University        (8 years)          Services, Inc. (financial consulting and man-
Blvd.                                    agement firm). Executive Vice President
Suite 800                                (1981 to 1988), Captiva Corporation, Denver,
Denver, CO 80206                         Colorado (private investment management
                                         firm). Ph.D. in Finance (Arizona State
DOB: 1945                                University); Chartered Financial Analyst
                                         (CFA).

----------------------------------------------------------------------------------------------------------------------------------

Paul R. Knapp         Trustee            Executive Officer of DST Systems, Inc.               17          Director and Vice
210 University Blvd.  (8 years)          ("DST"), a publicly traded information                           President (February
Suite 800                                and transaction processing company,                              1998 to November
Denver, CO 80206                         which acts as the Funds' transfer agent                          2000) of West Side
                                         (since October 2000). DST is 33% owned by                        Investments, Inc.
DOB: 1945                                Janus Capital Group Inc., which indirectly                       (investments), a
                                         owns approximately 86% of Berger                                 wholly owned sub-
                                         Financial Group LLC. Mr. Knapp owns                              sidiary of DST
                                         common shares and options convertible                            Systems, Inc.
                                         into common shares of DST which, in the
                                         aggregate and assuming exercise of the
                                         options, would result in his owning less
                                         than 1/2 of 1% of DST's common
                                         shares. Mr. Knapp is also President of
                                         Vermont Western Assurance, Inc., a wholly
                                         owned subsidiary of DST Systems (since
                                         December 2000). President, Chief
                                         Executive Officer and a director
                                         (September 1997 to October 2000) of DST
                                         Catalyst, Inc., an international
                                         financial markets consulting, software
                                         and computer services company, (now DST
                                         International, a subsidiary of DST).
                                         Previously (1991 to October
                                         2000), Chairman, President, Chief
                                         Executive Officer and a director of
                                         Catalyst Institute (international public
                                         policy research organization focused
                                         primarily on financial markets and
                                         institutions); also (1991 to September
                                         1997), Chairman, President, Chief
                                         Executive Officer and a director of
                                         Catalyst Consulting (international
                                         financial institutions business
                                         consulting firm).

----------------------------------------------------------------------------------------------------------------------------------

Harry T. Lewis,Jr.    Trustee            Lewis Investments (since                             17         Director, J.D. Edwards &
210 University        (15 years)         June 1988) (self-employed                                       Co. (1995 to March
Blvd.                                    private investor).                                              2002); Director, National
Suite 800                                Formerly, Senior Vice                                           Fuel Corporation (oil &
Denver, CO 80206                         President, Rocky Mountain                                       gas production); Advisory
                                         Region,of Dain Bosworth                                         Director, Otologics, LLC,
DOB: 1933                                Incorporated and member                                         (implantable hearing aid)
                                         of that firm's Management                                       (since 1999); Member of
                                         Committee (1981 to 1988).                                       Community Advisory
                                                                                                         Board, Wells Fargo
                                                                                                         Bank-Denver

----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Growth Fund o December 31, 2002 Annual Report

==================================================================================================================================

                       Position(s)                                                       Number of
                       Held with the                                                   Funds in Fund
Name, Address          Trust and                                                          Complex         Other
and Date of            Length of                                                        Overseen by       Directorships
Birth                  Time Served      Principal Occupations During the Past 5 Years     Trustee         Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
William Sinclaire      Trustee          President (since January 1998),                   17            N/A
210 University         (31 years)       Santa Clara LLC (privately owned
Blvd.                                   agriculture company). President
Suite 800                               (January 1963 to January 1998),
Denver, CO 80206                        Sinclaire Cattle Co. (privately
                                        owned agricultural company).
DOB:1928


-----------------------------------------------------------------------------------------------------------------------------------
Albert C. Yates        Trustee          President (since 1990), Chancellor                17             Member, Board of
210 University         (1 1/2 years)    and Professor of Chemistry -                                     Directors, Adolph
Blvd.                                   Department of Chemistry, of                                      Coors Company
Suite 800                               Colorado State University. Formerly                              (brewing company)
Denver, CO 80206                        Executive Vice President and                                     (since 1998);
                                        Provost (1983 to 1990), Academic                                 Member, Board of
DOB:1941                                Vice President and Provost (1981 to                              Directors, Dominion
                                        1983) and Professor of Chemistry                                 Industrial Capital
                                        (1981 to 1990) of Washington State                               Bank (1999 to
                                        University. Vice President and                                   2000); Member,
                                        University Dean for Graduate                                     Board of Directors,
                                        Studies and Research and Professor                               Centennial Bank of
                                        of Chemistry of the University of                                the West (since
                                        Cincinnati (1977 to 1981).                                       2001)
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES AND
OFFICERS OF THE
TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Jack R. Thompson*      President and    President and a director since May                17             Audit Committee Member of
210 University         Trustee of the   1999 (Executive Vice President from                              the Public Employee's
Blvd.                  Trust (since     February 1999 to May 1999) of                                    Retirement Association of
Suite 800              May 1999)        Berger Growth Fund and Berger Large                              Colorado (pension plan)
Denver, CO 80206                        Cap Growth Fund. President and a                                 from November 1997 to
                                        trustee since May 1999 (Executive                                December 2001.
DOB:1949                                Vice President from February 1999
                                        to May 1999) of Berger Investment
                                        Portfolio Trust, Berger
                                        Institutional Products Trust,
                                        Berger Worldwide Funds Trust,
                                        Berger Worldwide Portfolios Trust
                                        and Berger Omni Investment Trust.
                                        President and Chief Executive
                                        Officer since June 1999 (Executive
                                        Vice President from February 1999
                                        to June 1999) of Berger Financial
                                        Group LLC. Director, President and
                                        Chief Executive Officer of Stilwell
                                        Management, Inc.(from September
                                        1999 to December 2002).President
                                        and Chief Executive Officer of
                                        Berger/Bay Isle LLC (from May 1999
                                        to December 2002). Self-employed as
                                        a consultant from July 1995 through
                                        February 1999. Director of Wasatch
                                        Advisors (investment management)
                                        from February 1997 to February
                                        1999.

* Messr. Thompson is considered an interested person of the Funds due to his positions held at Berger Financial Group LLC (or its affiliated companies).

                      Berger IPT - Growth Fund o December 31, 2002 Annual Report

18


FUND TRUSTEES AND
OFFICERS (UNAUDITED)

===================================================================================================================================

                       POSITION(S)
                       HELD WITH THE
NAME, ADDRESS          TRUST AND
AND DATE OF            LENGTH OF
BIRTH                  TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE
TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Janice M. Teague*      Vice President     Vice President (since November 1998) and Assistant Secretary
210 University         of the Trust       (since February 2000 and previously from September 1996 to
Blvd.                  (since November    November 1998) and Secretary (November 1998 to February
Suite 800              1998) and          2000) of the Berger Funds. Vice President (since October 1997),
Denver, CO 80206       Assistant          Secretary (since November 1998) and Assistant Secretary
                       Secretary (since   (October 1996 through November 1998) with Berger Financial
DOB: 1954              February 2000)     Group LLC. Vice President and Secretary with Berger
                                          Distributors LLC (since August 1998). Vice President and
                                          Secretary of Bay Isle Financial LLC (since January 2002).
                                          Formerly, self-employed as a business consultant (from June 1995 through September 1996).
-----------------------------------------------------------------------------------------------------------------------------------
Andrew J. Iseman*      Vice President     Vice President of the Berger Funds (since March 2001). Vice
210 University         of the Trust       President (since September 1999) and Chief Operating Officer
Blvd.                  (since March       (since November 2000) of Berger Financial Group LLC. Manager
Suite 800              2001)              (since September 1999) and Director (June 1999 to September
Denver, CO 80206                          1999) of Berger Distributors LLC. Vice President-Operations
                                          (February 1999 to November 2000) of Berger Financial Group
DOB: 1964                                 LLC. Associate (November 1998 to February 1999) with
                                          DeRemer & Associates (a consulting firm). Vice President-
                                          Operations (February 1997 to November 1998) and Director of
                                          Research and Development (May 1996 to February 1997) of
                                          Berger Financial Group LLC.
-----------------------------------------------------------------------------------------------------------------------------------
Anthony R. Bosch*      Vice President     Vice President of the Berger Funds (since February 2000). Vice
210 University         of the Trust       President (since June 1999) and Chief Legal Officer (since August
Blvd.                  (since February    2000) with Berger Financial Group LLC. President, Chief
Suite 800              2000)              Executive Officer,Manager (since December 2002),Vice President
Denver, CO 80206                          (from September 2001 to December 2002) and Chief Compliance
                                          Officer (since September 2001) with Berger Distributors LLC.
DOB: 1965                                 Vice President of Bay Isle Financial LLC (since January 2002).
                                          Formerly, Assistant Vice President of Federated Investors, Inc.
                                          (December 1996 through May 1999),and Attorney with the U.S.
                                          Securities and Exchange Commission (June 1990 through December 1996).
-----------------------------------------------------------------------------------------------------------------------------------
Brian S. Ferrie*       Vice President     Vice President of the Berger Funds (since November 1998). Vice
210 University         of the Trust       President (since February 1997),Treasurer and Chief Financial
Blvd.                  (since November    Officer (since March 2001) and Chief Compliance Officer (from
Suite 800              1998)              August 1994 to March 2001) with Berger Financial Group LLC.
Denver, CO 80206                          Vice President (since May 1996),Treasurer and Chief Financial
                                          Officer (since March 2001) and Chief Compliance Officer (from
DOB: 1958                                 May 1996 to September 2001) with Berger Distributors LLC.



Berger IPT - Growth Fund o December 31, 2002 Annual Report

===================================================================================================================================

                       POSITION(S)
                       HELD WITH THE
NAME, ADDRESS          TRUST AND
AND DATE OF            LENGTH OF
BIRTH                  TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE
TRUST
-----------------------------------------------------------------------------------------------------------------------------------
John A. Paganelli*     Vice President     Vice President (since November 1998), Treasurer (since March
210 University Blvd.   (since November    2001) and Assistant Treasurer (November 1998 to March 2001)
Suite 800              1998) and          of the Berger Funds. Vice President (since November 1998) and
Denver, CO 80206       Treasurer (since   Manager of Accounting (January 1997 through November 1998)
                       March 2001)        with Berger Financial Group LLC. Formerly, Manager of
DOB: 1967              of the Trust       Accounting (December 1994 through October 1996) and Senior
                                          Accountant (November 1991 through December 1994) with Palmeri
                                          Fund Administrators,Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Sue Vreeland*          Secretary of the   Secretary of the Berger Funds (since February 2000). Assistant
210 University Blvd.   Trust (since       Secretary of Berger Financial Group LLC and Berger Distributors
Suite 800              February 2000)     LLC (since June 1999) and Bay Isle Financial LLC (since December
Denver, CO 80206                          2001). Formerly, Assistant Secretary of the Janus Funds (from March
                                          1994 to May 1999), Assistant Secretary of Janus Distributors, Inc.
DOB: 1948                                 (from June 1995 to May 1997) and Manager of Fund Administration
                                          for Janus Capital Corporation (from February 1992 to May 1999).
-----------------------------------------------------------------------------------------------------------------------------------
David C. Price,        Assistant Vice     Assistant Vice President (since March 2001) of the Berger Funds.
CPA*                   President of the   Assistant Vice President-Compliance (since March 2001) and
210 University         Trust (since       Manager-Compliance (October 1998 through March 2001) with
Blvd.                  March 2001)        Berger Financial Group LLC. Formerly, Senior Auditor (August
Suite 800                                 1993 through August 1998) with PricewaterhouseCoopers LLP,a
Denver, CO 80206                          public accounting firm.

DOB: 1969
-----------------------------------------------------------------------------------------------------------------------------------
Lance V. Campbell,     Assistant          Assistant Treasurer (since March 2001) of the Berger Funds.
CFA, CPA*              Treasurer of the   Assistance Vice President (since January 2002) and Manager of
210 University         Trust (since       Investment Accounting (August 1999 through January 2002)
Blvd.                  March 2001)        with Berger Financial Group LLC. Formerly, Senior Auditor
Suite 800                                 (December 1998 through August 1999) and Auditor (August
Denver, CO 80206                          1997 through December 1998) with PricewaterhouseCoopers
                                          LLP, a public accounting firm, and Senior Fund Accountant
DOB: 1972                                 (January 1996 through July 1997) with INVESCO Funds Group.

*Interested person (as defined in the Investment Company Act of 1940) of the Fund and/or of the Fund's adviser.

Additional information about the Fund and its trustees is available in the Fund's Statement of Additional Information, which can be obtained free of charge by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 333-1001
bergerfunds.com


                      Berger IPT - Growth Fund o December 31, 2002 Annual Report

[BERGER FUNDS LOGO]












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